Pension and Other Postretirement Benefits - Schedule of Other Changes in Plan Assets and Benefit Obligations Recognized in Net Periodic Benefit Cost and Other Comprehensive Income (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	$ 22,770	$ 30,519	$ 173,646
Amortization of prior service cost	(1,335)	(1,335)	(355)
Amortization of net actuarial loss	(27,066)	(34,381)	(23,656)
Prior service cost	0	0	6,661
Regulatory adjustment	5,584	5,646	(140,308)
Recognized in other comprehensive (income) loss	(47)	449	15,988
Net periodic benefit costs recognized in net income	44,423	50,451	38,172
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	44,376	50,900	54,160
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	25,153	26,949	163,215
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(25,266)	(32,743)	(22,872)
Prior service cost	0	0	0
Regulatory adjustment	102	5,214	(129,031)
Recognized in other comprehensive (income) loss	(11)	(580)	11,312
Net periodic benefit costs recognized in net income	37,568	44,287	34,331
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	37,557	43,707	45,643
SERP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	1,347	2,322	5,460
Amortization of prior service cost	0	0	0
Amortization of net actuarial loss	(1,383)	(1,293)	(784)
Prior service cost	0	0	0
Regulatory adjustment	0	0	0
Recognized in other comprehensive (income) loss	(36)	1,029	4,676
Net periodic benefit costs recognized in net income	3,573	3,308	2,820
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	3,537	4,337	7,496
PBOP [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Net actuarial loss (gain)	(3,730)	1,248	4,971
Amortization of prior service cost	(1,335)	(1,335)	(355)
Amortization of net actuarial loss	(417)	(345)	0
Prior service cost	0	0	6,661
Regulatory adjustment	5,482	432	(11,277)
Recognized in other comprehensive (income) loss	0	0	0
Net periodic benefit costs recognized in net income	3,282	2,856	1,021
Total of amount recognized in net periodic benefit cost and other comprehensive (income) loss	$ 3,282	$ 2,856	$ 1,021